..........................
                                                            OMB Approval
                                                      ..........................
                                                      ..........................
                                                      OMB Number:      3235-0006
                                                      Expires: December 31, 2009
                                                      Estimated  average  burden
                                                      hours per response....22.6
                                                      ..........................




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                           Tinicum Lantern II L.L.C.
                                800 Third Avenue
                                   40th Floor
                            New York, New York 10022

                         Form 13F File Number: 028-12764


   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



           Person Signing this Report on Behalf of Reporting Manager:
                               Terence M. O'Toole
                                 Managing Member
                                 (212) 446-9300



                             /s/ Terence M. O'Toole
                            ------------------------
                               New York, New York
                                August 13, 2008



                                  Report Type:
                               13F Holdings Report

                              Form 13F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        0

                    Form 13 F Information Table Entry Total:

                                       13

                    Form 13 F Information Table Value Total:

                              $132,824 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE

Column 1                      Column 2     Column 3   Column 4    Column 5    Column 6       Column 7         Column 8
                                                       VALUE       SHARES/       SH/   PUT/   INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT      PRN   CALL    DSCRETN  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCURIDE CORP                  COM         004398103    14,864     3,497,500      SH           SOLE           3,497,500
BREEZE-EASTERN CORP            COM         106764103    26,935     2,471,067      SH           SOLE           2,471,067
CYMER INC                      COM         232572107    45,696     1,700,003      SH           SOLE           1,700,003
FISHER COMMUNICATIONS INC      COM         337756209       489        14,200      SH           SOLE              14,200
GRIFFON CORP                   COM         398433102       219        25,000      SH           SOLE              25,000
LAWSON PRODS INC               COM         520776105       478        19,300      SH           SOLE              19,300
LENOX GROUP INC                COM         526262100        60       230,000      SH           SOLE             230,000
NEXSTAR BROADCASTING GROUP I   CL A        65336K103       400        97,800      SH           SOLE              97,800
NUTRI SYS INC NEW              COM         67069D108    18,200     1,300,000      SH           SOLE           1,300,000
SOLUTIA INC                    COM NEW     834376501    12,587       981,787      SH           SOLE             981,787
TRIMAS CORP                    COM NEW     896215209     8,503     1,419,600      SH           SOLE           1,419,600
X-RITE INC                     COM         983857103     2,598     1,015,000      SH           SOLE           1,015,000
YOUBET COM INC                 COM         987413101     1,795     1,413,011      SH           SOLE           1,413,011
